Investments in Affiliates - Navios Europe I and Navios Europe II (Details) $ in Thousands	2 Months Ended	7 Months Ended	12 Months Ended
	Feb. 18, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 18, 2013 USD ($)	Oct. 09, 2013 USD ($)
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 1,581,308	$ 1,581,308	$ 1,612,890	$ 1,478,089
Investments in affiliates		381,746	381,746	344,453	335,303
Portion of the carrying balance of related party loan		16,474	16,474	7,791
Equity in net earnings of affiliated companies			61,484	57,751	19,344
Proceeds from long-term loans			0	72,250	$ 51,250
Navios Europe I
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee		5,386	5,386	6,063		$ 6,763
Estimated maximum potential loss			15,763	13,415
Investments in affiliates		6,895	6,895	5,602
Investments in affiliates		5,497	$ 5,497	4,936		$ 4,750
Profit Sharing Arrangement			On an ongoing basis, Navios Europe I is required to distribute cash flows (after payment of operating expenses and amounts due pursuant to the terms of the Senior Loans I) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ 1,293	831
Number of vessels acquired						10
Navios Europe I | Navios Revolving Loans I
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		8,868	8,868	$ 7,813
Navios Europe I | Navios Revolving Loans I | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity							$ 24,100
Navios Europe I | 10 vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt						$ 10,000
Navios Europe II
Investments In And Advances To Affiliates [Line Items]
Difference between carrying amount of investment and underlying equity in net assets of equity method investee	$ 9,419	8,895	8,895
Estimated maximum potential loss			15,858
Investments in affiliates		7,958	7,958
Investments in affiliates	6,650	$ 7,333	$ 7,333
Profit Sharing Arrangement			On an ongoing basis, Navios Europe II is required to distribute cash flows (after payment of operating expenses, amounts due pursuant to the terms of the Senior Loans II) according to a defined waterfall calculation.
Equity in net earnings of affiliated companies			$ 1,308
Number of vessels acquired		14
Proceeds from long-term loans		$ 131,550
Navios Europe II | New Junior Loan II
Investments In And Advances To Affiliates [Line Items]
Debt Instrument Face Amount		182,150	182,150
Loans Payable Fair Value Disclosure		99,147	99,147
Navios Europe II | Navios Revolving Loans II
Investments In And Advances To Affiliates [Line Items]
Portion of the carrying balance of related party loan		7,900	7,900
Navios Europe II | Navios Revolving Loans II | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Line of credit facility maximum borrowing capacity		38,500	38,500
Navios Europe II | 14 Vessels | Navios Holdings, Navios Acquisition and Navios Partners
Investments In And Advances To Affiliates [Line Items]
Long-term debt		$ 14,000	$ 14,000
Navios Europe II | 14 Vessels | Senior Loan $131.550
Investments In And Advances To Affiliates [Line Items]
Cash consideration	$ 145,550